MARKETABLE SECURITIES: (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
MARKETABLE SECURITIES: [Abstract]
Proceeds from the sale of trading securities	$ 561
Proceeds from the sale of marketable securities	3,977
Gain (loss) from sale of marketable securities recorded in finance income	$ 11